FAIR VALUE MEASUREMENT		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Fair Value Measurement [Abstract]
Fair Value Measurement

* Contingent consideration represents either liabilities or assets recorded at fair value in connection with acquisitions and the sale of our animal health unit.

Teva determined the fair value of the liability or asset for the contingent consideration based on a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration is based on several factors, such as: the cash flows projected from the success of unapproved product candidates; the probability of success for product candidates including risks associated with uncertainty regarding achievement and payment of milestone events; the time and resources needed to complete the development and approval of product candidates; the life of the potential commercialized products and associated risks of obtaining regulatory approvals in the U.S. and Europe and the risk adjusted discount rate for fair value measurement.

The contingent consideration is evaluated quarterly or more frequently if circumstances dictate. Changes in the fair value of contingent consideration are recorded in earnings.

Significant changes in unobservable inputs, mainly the probability of success and cash flows projected, could result in material changes to the contingent consideration liability.

The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:

NOTE 8 – Fair value measurement:

Teva's financial instruments consist mainly of cash and cash equivalents, investment in securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

Financial instruments measured at fair value

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of September 30, 2015 and December 31, 2014 are classified in the tables below in one of the three categories described above:

	September 30, 2015
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$4	$-	$-	$4
Cash deposits and other	924	-	-	924
Investment in securities:
Auction rate securities	-	-	13	13
Equity securities	994	-	-	994
Structured investment vehicles	-	98	-	98
Other	9	-	1	10
Derivatives:
Asset derivatives - options and forward contracts	-	25	-	25
Asset derivatives - interest rate and cross-currency swaps	-	91	-	91
Liabilities derivatives - options and forward contracts	-	(15)	-	(15)
Liabilities derivatives - forward starting interest rate swaps	-	(14)	-	(14)
Contingent consideration*	-	-	(786)	(786)

Total	$1,931	$185	$(772)	$1,344

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$10	$-	$-	$10
Cash deposits and other	2,216	-	-	2,216
Escrow fund	125	-	-	125
Investment in securities:
Auction rate securities	-	-	13	13
Equity securities	66	-	-	66
Structured investment vehicles	-	96	-	96
Other, mainly debt securities	73	-	1	74
Derivatives:
Asset derivatives - options and forward contracts	-	82	-	82
Asset derivatives - cross-currency swaps	-	20	-	20
Liability derivatives - options and forward contracts	-	(54)	-	(54)
Liability derivatives - interest rate swaps	-	(43)	-	(43)
Contingent consideration*	-	-	(630)	(630)

Total	$2,490	$101	$(616)	$1,975

	2015	2014

	U.S. $ in millions
Fair value at the beginning of the period	$(616)	$(347)
Amount realized	-	(5)
Contingent consideration resulting from:
Eagle transaction	(128)	-
Changes in contingent consideration:
Cephalon acquisition	(2)	(35)
MicroDose acquisition	(9)	140
Sale of animal health unit	-	(5)
NuPathe acquisition	(6)	(112)
Labrys acquisition	(10)	(252)
Eagle transaction	(1)

Fair value at the end of the period	$(772)	$(616)

Financial instruments not measured at fair value

Financial instruments measured on a basis other than fair value are mostly comprised of senior notes and convertible senior debentures, and are presented in the below table in terms of fair value:

	Estimated fair value*
	September 30,	December 31,
	2015	2014

	U.S. $ in millions

Senior notes included under long-term liabilities	$(8,354)	$(7,776)
Senior notes and convertible senior debentures included under short-term liabilities	(716)	(1,731)

Fair value at the end of the period	$(9,070)	$(9,507)

* The fair value was estimated based on quoted market prices, where available.

Investment in securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the below table:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

September 30, 2015	$1,118	$1,127	$13	$22
December 31, 2014	259	266	19	26

During the second quarter of 2015, Teva acquired a less than 5% interest in Mylan N.V. ("Mylan") shares. As the decline in fair value of this interest was considered to be other than temporary, on June 30, 2015 a loss of $105 million was included in "impairments, restructuring and others," reflecting the difference between the purchase price of this interest and its fair value as of June 30, 2015. On September 30, 2015, an additional loss of $623 million was included in "financial expenses-net," reflecting the difference between the book value of this interest and its fair value as of September 30, 2015. Accordingly, the aggregate loss from the decline in fair value of the Mylan shares was $728 million, as of September 30, 2015.